Inventories - Components of Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw material		$ 0	$ 0
Work-in-process		17,836	20,102
Finished goods		9,416	14,036
Spare parts		2,025	2,452
Inventories	[1]	$ 29,277	$ 36,590	[2]

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.